Exhibit 99.1

NISSAN AUTO LEASE TRUST 2025-A

Servicer Report

Collection Period Start	1-Jul-26	Distribution Date	17-Aug-26
Collection Period End	31-Jul-26	30/360 Days	30
Beg. of Interest Period	15-Jul-26	Actual/360 Days	33
End of Interest Period	17-Aug-26

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,685,521,038.56	1,196,503,026.78	1,150,604,405.02	0.6826402
Total Securities		1,685,521,038.56	1,196,503,026.78	1,150,604,405.02	0.6826402
Class A-1 Notes	4.403000%	136,540,000.00	0.00	0.00	0.0000000
Class A-2a Notes	4.600000%	145,250,000.00	57,130,497.10	45,655,841.66	0.3143259
Class A-2b Notes	4.075390%	435,750,000.00	171,391,491.12	136,967,524.80	0.3143259
Class A-3 Notes	4.750000%	581,000,000.00	581,000,000.00	581,000,000.00	1.0000000
Class A-4 Notes	4.800000%	92,850,000.00	92,850,000.00	92,850,000.00	1.0000000
Class B Notes	5.030000%	46,350,000.00	46,350,000.00	46,350,000.00	1.0000000
Class C Notes	5.110000%	52,260,000.00	52,260,000.00	52,260,000.00	1.0000000
Certificates	0.000000%	195,521,038.56	195,521,038.56	195,521,038.56	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	11,474,655.44	219,000.24	78.9993490	1.5077469
Class A-2b Notes	34,423,966.32	640,279.90	78.9993490	1.4693744
Class A-3 Notes	(0.00)	2,299,791.67	(0.0000000)	3.9583333
Class A-4 Notes	0.00	371,400.00	0.0000000	4.0000000
Class B Notes	0.00	194,283.75	0.0000000	4.1916667
Class C Notes	0.00	222,540.50	0.0000000	4.2583333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	45,898,621.76	3,947,296.06

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal					13,073,202.92
Monthly Interest					11,220,879.28

Total Monthly Payments					24,294,082.20
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					647,749.09
Aggregate Sales Proceeds Advance					12,956,006.63

Total Advances					13,603,755.72
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					32,901,694.23
Excess Wear and Tear and Excess Mileage					137,428.62
Remaining Payoffs					0.00
Net Insurance Proceeds					1,464,918.19
Residual Value Surplus					1,603,667.00

Total Collections					74,005,545.96

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		12,273,042.00			596
Involuntary Repossession		485,627.00			23
Voluntary Repossession		261,795.00			11
Full Termination		7,616,682.00			380
Bankruptcty		—			—
Insurance Payoff			1,442,923.93		57
Customer Payoff				685,369.38	26
Grounding Dealer Payoff				11,598,830.47	418
Dealer Purchase				182,496.08	6

Total		20,637,146.00	1,442,923.93	12,466,695.93	1,517

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	51,082	1,479,806,022.16	10.00000%	1,196,503,026.78
Total Depreciation Received		(16,329,848.79)		(14,072,937.55)
Principal Amount of Gross Losses	(107)	(2,976,527.38)		(2,454,286.22)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(596)	(15,066,063.75)		(11,455,558.28)
Scheduled Terminations	(860)	(22,555,403.36)		(17,915,839.71)

Pool Balance - End of Period	49,519	1,422,878,178.88		1,150,604,405.02
Remaining Pool Balance
Lease Payment				243,858,515.85
Residual Value				906,745,889.17

Total				1,150,604,405.02

III. DISTRIBUTIONS

Total Collections	74,005,545.96
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	74,005,545.96
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	876,968.66
3. Reimbursement of Sales Proceeds Advance	12,163,321.91
4. Servicing Fee:
Servicing Fee Due	997,085.86
Servicing Fee Paid	997,085.86
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	14,037,376.43

NISSAN AUTO LEASE TRUST 2025-A

Servicer Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	219,000.24
Class A-2a Notes Monthly Interest Paid	219,000.24
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	640,279.90
Class A-2b Notes Monthly Interest Paid	640,279.90
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	2,299,791.67
Class A-3 Notes Monthly Interest Paid	2,299,791.67
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	371,400.00
Class A-4 Notes Monthly Interest Paid	371,400.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Class B Monthly Interest
Class B Notes Interest Carryover Shortfall	0.00
Class B Notes Interest on Interest Carryover Shortfall	0.00
Class B Notes Monthly Available Interest Distribution Amount	194,283.75
Class B Notes Monthly Interest Paid	194,283.75
Chg in Class B Notes Int. Carryover Shortfall	0.00
Class C Monthly Interest
Class C Notes Interest Carryover Shortfall	0.00
Class C Notes Interest on Interest Carryover Shortfall	0.00
Class C Notes Monthly Available Interest Distribution Amount	222,540.50
Class C Notes Monthly Interest Paid	222,540.50
Chg in Class C Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	3,947,296.06
Total Note and Certificate Monthly Interest Paid	3,947,296.06
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	56,020,873.47
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Notes	45,898,621.76
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	45,898,621.76
Chg in Total Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	10,122,251.71

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	6,742,084.15
Required Reserve Account Amount	10,955,886.75
Beginning Reserve Account Balance	10,955,886.75
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	10,955,886.75
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	10,122,251.71
Gross Reserve Account Balance	21,078,138.46
Remaining Available Collections Released to Seller	10,122,251.71
Total Ending Reserve Account Balance	10,955,886.75

NISSAN AUTO LEASE TRUST 2025-A

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			10.94
Monthly Prepayment Speed			74%
Lifetime Prepayment Speed			61%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,322,439.44
Securitization Value of Defaulted Receivables and Casualty Receivables		2,454,286.22	107
Aggregate Defaulted and Casualty Gain (Loss)		(131,846.78)
Pool Balance at Beginning of Collection Period		1,196,503,026.78
Net Loss Ratio
Current Collection Period		-0.0110%
Preceding Collection Period		0.0382%
Second Preceding Collection Period		0.0055%
Third Preceding Collection Period		0.0196%
Cumulative Net Losses for all Periods		0.1079%	1,818,032.51

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.75%	9,018,304.31	390
61-90 Days Delinquent	0.17%	2,061,998.99	85
91-120 Days Delinquent	0.04%	457,887.06	17
More than 120 Days	0.01%	113,674.21	5

Total Delinquent Receivables:	0.96%	11,651,864.57	497

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.22%	0.21%
Preceding Collection Period		0.23%	0.22%
Second Preceding Collection Period		0.22%	0.22%
Third Preceding Collection Period		0.21%	0.21%
60 Day Delinquent Receivables		2,972,239.46
Delinquency Percentage		0.25%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		19,889,724.00	976
Securitization Value		18,677,054.25	976

Aggregate Residual Value Surplus (Loss)		1,212,669.75

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		96,468,743.66	4,552
Cumulative Securitization Value		89,384,389.76	4,552

Cumulative Residual Value Surplus (Loss)		7,084,353.90

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			14,146,880.26
Reimbursement of Outstanding Advance			12,163,321.91
Additional Advances for current period			12,956,006.63

Ending Balance of Residual Advance			14,939,564.98

Beginning Balance of Payment Advance			2,261,150.06
Reimbursement of Outstanding Payment Advance			876,968.66
Additional Payment Advances for current period			647,749.09

Ending Balance of Payment Advance			2,031,930.49

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets Assets, or repurchases of Series Assets Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO

VIII. CREDIT RISK RETENTION

On the Closing Date, Nissan Auto Leasing LLC II, the depositor, an affiliate of Nissan Motor Acceptance Company LLC (“NMAC”), the sponsor, retained a sufficient portion of the Certificates to satisfy the obligations of NMAC under the requirements of (a) the SEC’s credit risk retention rules codified at 17 C.F.R. Part 246 (“Regulation RR”) and (b) the EU Risk Retention Requirements and the UK Risk Retention Requirements (each as defined in the preliminary prospectus for the Notes dated January 7, 2025 (the “Preliminary Prospectus”). The portion of Certificates being retained to satisfy the EU Risk Retention Requirements and the UK Risk Retention Requirements is referred to herein as the “Retained Interest”.

NMAC, as “originator” for the purposes of the EU Risk Retention Requirements and the UK Risk Retention Requirements, currently retains a material net economic interest that is not less than 5% in the securitization transaction described in the Preliminary Prospectus, in the form of retention of the first loss tranche in accordance with paragraph (d) of Article 6(3) of the EU Securitization Regulation and paragraph (1)(d) of UK SECN 5.2.8R and paragraph (d) of Article 6(3) of Chapter 2 of the UK PRASR (each as defined in the Preliminary Prospectus), in each case as in effect on the Closing Date, by holding all the membership interest in the depositor, which in turn holds Certificates representing at least 5% of the aggregate nominal value of the leases and related leased vehicles.

NMAC has not sold, hedged or otherwise mitigated its credit risk under or associated with the Retained Interest (and has not permitted the depositor or any of its other affiliates to sell, hedge or otherwise mitigate its credit risk under or associated with the Retained Interest) except to the extent permitted in accordance with the EU Risk Retention Requirements and the UK Risk Retention Requirements or Regulation RR.

NMAC has not changed the manner in which it retains the Retained Interest, except in accordance with the EU Risk Retention Requirements and the UK Risk Retention Requirements or Regulation RR.